OTHER CURRENT ASSETS (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER CURRENT ASSETS
Fair value of derivative contracts	259	361
Deferred income tax assets	285	239
Regulatory assets	178	178
Other	270	326
Total other current assets	992	1,104